Summary of components of income tax expense (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Current Period		₨ 14,478	₨ 8,680	₨ 46,924
Current income tax expenses		14,478	8,680	46,924
Origination and reversal of temporary differences		2,428	55,416	22,881
Current year losses for which deferred tax is recognised
Deferred tax (benefit)/ expense		2,428	55,416	22,881
Total income tax expenses as reported in statement of profit or loss	$ 223	₨ 16,906	₨ 64,096	₨ 69,805